Taxes - Components of Income Taxes Recognized in Income Statement (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Current income taxes for the year	kr (6,461)	kr (4,289)	kr (7,353)
Current income taxes related to prior years	(162)	118	253
Deferred tax income/expense (+/–)	4,563	1,406	1,617
Share of taxes in joint ventures and associated companies	(102)	(20)	(14)
Pillar Two tax expense	(53)
Income tax expense	kr (2,215)	kr (2,785)	kr (5,497)